SCHEDULE OF OPERATING LEASES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Lease
Operating lease right-of-use assets	$ 37,999	$ 32,535
Operating lease liabilities, current	38,109	23,097
Operating lease liabilities, noncurrent		9,813
Total operating lease liabilities	$ 38,109	$ 32,910
Weighted average remaining lease term (in years)	5 months 4 days	1 year 5 months 1 day
Weighted average discount rate	3.63%	3.63%